RELATED PARTY TRANSACTIONS (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	$ 517	$ 914	$ 1,953
Hollysys Machine [Member]
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	$ 40	$ 41	$ 65